Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Related Party Transactions
Related Party Transactions

8.      Related Party Transactions

Medalist Fund Manager, Inc. (the “Manager”)

The Company is externally managed by the Manager, which makes all investment decisions for the Company. The Manager oversees the Company’s overall business and affairs and has broad discretion to make operating decisions on behalf of the Company and to make investment decisions.

The Company pays the Manager a monthly asset management fee equal to 0.125% of stockholders’ equity, payable in arrears in cash. For purposes of calculating the asset management fee, the Company’s stockholders’ equity means: (a) the sum of (1) the net proceeds from (or equity value assigned to) all issuances of the Company’s equity and equity equivalent securities (including common stock, common stock equivalents, preferred stock and OP Units issued by the Company’s operating partnership) since inception (allocated on a pro rata daily basis for such issuances during the fiscal quarter of any such issuance), plus (2) the Company’s retained earnings at the end of the most recently completed calendar quarter (without taking into account any non-cash equity compensation expense incurred in current or prior periods), less (b) any amount that the Company has paid to repurchase its common stock issued in this or any subsequent offering. Stockholders’ equity also excludes (1) any unrealized gains and losses and other non-cash items (including depreciation and amortization) that have impacted stockholders’ equity as reported in the Company’s consolidated financial statements prepared in accordance with GAAP, and (2) one-time events pursuant to changes in GAAP, and certain non-cash items not otherwise described above, in each case after discussions between the Company’s Manager and its independent director(s) and approval by a majority of its independent directors.

For the three months ended September 30, 2019 and 2018, respectively, the Company incurred $137,742 and $90,947 in asset management fees, and for the nine months ended September 30, 2019 and 2018, the Company incurred $345,438 and $253,606, in asset management fees, respectively. Asset management fees are recorded on the Company’s consolidated statements of operations as either (i) retail center property operating expenses, (ii) hotel property operating expenses or (iii) legal, accounting and other professional fees, depending on the basis on which the asset management fee is determined.

The Manager also receives an acquisition fee of 2.0% of the purchase price plus transaction costs, for each property acquired or investment made on the Company’s behalf at the closing of the acquisition of such property or investment, in consideration for the Manager’s assistance in effectuating such acquisition. Acquisition fees are allocated and added to the fair value of the tangible assets acquired. Repayment of funds advanced are recorded as a reduction in outstanding accounts payable and accrued liabilities. For the three and nine months ended September 30, 2019, the Company incurred and paid $512,171 in acquisition fees associated with the Ashley Plaza Property and Clemson Best Western Property transactions. During the three months ended September 30, 2018, the Company incurred and paid $0 in acquisition fees. During the nine months ended September 30, 2018, the Company incurred and paid $252,451 in acquisition fees associated with the Hanover Square Property transaction.

The Manager will be entitled to an incentive fee, payable quarterly, equal to an amount, not less than zero, equal to the difference between (1) the product of (x) 20% and (y) the difference between (i) Adjusted Funds from Operations (AFFO) (as further defined below) for the previous 12‑month period, and (ii) the product of (A) the weighted average of the issue price of equity securities issued in this offering and in future offerings and transactions, multiplied by the weighted average number of all shares of common stock outstanding on a fully-diluted basis (including any restricted stock units, any restricted shares of common stock and OP Units) in the previous 12‑month period, exclusive of equity securities issued prior to this offering, and (B) 7%, and (2) the sum of any incentive fee paid to the Manager with respect to the first three calendar quarters of such previous 12‑month period. For purposes of calculating the incentive fee during the first years after completion of this offering, adjusted funds from operations (“AFFO”) will be determined by annualizing the applicable period following completion of this offering. AFFO is calculated by removing the effect of items that do not reflect ongoing property operations. The Company further adjusts funds from operations (“FFO”) for certain items that are not added to net income in the National Association of Real Estate Investment Trusts’ (NAREIT) definition of FFO, such as acquisition expenses, equity based compensation expenses, and any other non-recurring or non-cash expenses, which are costs that do not relate to the operating performance of the Company’s properties, and subtract recurring capital expenditures (and, when calculating the incentive fee only, we further adjust FFO to include any realized gains or losses on real estate investments). No incentive fees were earned or paid during the three and nine months ended September 30, 2019 or 2018.

In addition to the asset management fees paid to the Manager, during the nine months ended September 30, 2019 and 2018, respectively, the Company repaid the Manager $0 and $236,026 for funds advanced by the Manager on behalf of the Company. No such repayments were recorded during the three months ended September 30, 2019 and 2018, respectively.

On September 30, 2019, the Company entered into a related party note payable, short term with the Manager by which the Manager provided $183,000 to fund a portion of the Company’s acquisition of the Brookfield Center Property which closed on October 3, 2019 (see subsequent events, below).  The note is due on demand and bears interest at a rate of 5 percent annually.

Hampton Inn Property

The tenants in common owners of the Hampton Inn Property have entered into lease with the Hampton Inn TRS for the Hampton Inn Property. Under the lease, the Hampton Inn TRS, under a hotel management agreement with Marshall Properties, operates the property and pays rent to the tenants in common owners. Base rent and percentage rent are payable under the lease, as follows:

	Period	Annual Rent	Percentage Rent
Year 1	November, 2017 – October, 2018	$866,834	6% of Gross Revenue
Years 2 and 3	November, 2018 – October, 2020	$866,834	10% of Gross Revenue
Years 4 and 5	November, 2020 – October, 2022	$946,834	10% of Gross Revenue

During the three months ending September 30, 2019 and 2018 the Hampton Inn TRS incurred $301,406 and $269,020, respectively, in rent to the tenants in common owners and during the nine months ending September 30, 2019 and 2018 the Hampton Inn TRS incurred $881,666 and $813,356, respectively in rent to the tenants in common owners. As of September 30, 2019 and December 31, 2018 accrued but unpaid rent was $420,023 and $119,556. All material balances and transactions between the two entities have been eliminated in the consolidated financial statements.

As of September 30, 2019 and 2018, respectively, the Company had $945,000 and $0 in short-term advances outstanding to the tenants in common owners to fund costs associated with the property improvement plan. These loans will be repaid with funds from the escrow held by the lender and by cash flow from the Hampton Inn Property. These intercompany balances have been eliminated in the consolidated financial statements.

Clemson Best Western Property

The wholly owned subsidiary that owns the Clemson Best Western Property has entered into lease with the wholly owned Clemson Best Western TRS for the Clemson Best Western Property. Under the lease, the Clemson Best Western TRS, under a hotel management agreement with Marshall Properties, operates the property and pays rent to the owning entity. Base rent and percentage rent are payable under the lease, as follows:

	Period	Annual Rent	Percentage Rent
Years 1 through 3	October, 2019 – September, 2021	$787,188	16% of Gross Revenue
Years 4 and 5	October, 2022 – September, 2024	$847,188	16% of Gross Revenue

During the three months ending September 30, 2019 and 2018 the Clemson Best Western TRS incurred $11,305 and $0, respectively, in rent and during the nine months ending September 30, 2019 and 2018 the Hampton Inn TRS incurred $11,305 and $0, respectively in rent.  As of September 30, 2019 and December 31, 2018 accrued but unpaid rent was $11,305 and $0. All material balances and transactions between the two entities have been eliminated in the consolidated financial statements.

Other related parties

The Company pays Shockoe Properties, LLC, a subsidiary of Dodson Properties, an entity in which one of the owners of the Manager holds a 6.32 percent interest, an annual property management fee of up to 3 percent of the monthly gross revenues of the Franklin Square Property and the Hanover Square Properties. These fees are paid in arrears on a monthly basis. During the three months ended September 30, 2019 and 2018, the Company paid Shockoe Properties, LLC property management fees of $31,128 and $22,987, respectively and during the nine months ended September 30, 2019 and 2018, the Company paid Shockoe Properties, LLC property management fees of $84,429 and $62,188, respectively.

8.    Related Party Transactions

Medalist Fund Manager, Inc. (the “Manager”)

The Company is externally managed by the Manager, which makes all investment decisions for the Company. The Manager oversees the Company’s overall business and affairs and has broad discretion to make operating decisions on behalf of the Company and to make investment decisions.

The Company pays the Manager a monthly asset management fee equal to 0.125% of stockholders’ equity, payable in arrears in cash. For purposes of calculating the asset management fee, the Company’s stockholders’ equity means: (a) the sum of (1) the net proceeds from (or equity value assigned to) all issuances of the Company’s equity and equity equivalent securities (including common stock, common stock equivalents, preferred stock and OP Units issued by the Company’s operating partnership) since inception (allocated on a pro rata daily basis for such issuances during the fiscal quarter of any such issuance), plus (2) the Company’s retained earnings at the end of the most recently completed calendar quarter (without taking into account any non-cash equity compensation expense incurred in current or prior periods), less (b) any amount that the Company has paid to repurchase its common stock issued in this or any subsequent offering. Stockholders’ equity also excludes (1) any unrealized gains and losses and other non-cash items (including depreciation and amortization) that have impacted stockholders’ equity as reported in the Company’s consolidated financial statements prepared in accordance with GAAP, and (2) one-time events pursuant to changes in GAAP, and certain non-cash items not otherwise described above, in each case after discussions between the Company’s Manager and its independent director(s) and approval by a majority of its independent directors.

The Manager also receives an acquisition fee of 2.0% of the purchase price plus transaction costs, for each property acquired or investment made on the Company’s behalf at the closing of the acquisition of such property or investment, in consideration for the Manager’s assistance in effectuating such acquisition.

The Manager will be entitled to an incentive fee, payable quarterly, equal to an amount, not less than zero, equal to the difference between (1) the product of (x) 20% and (y) the difference between (i) Adjusted Funds from Operations (AFFO) (as further defined below) for the previous 12‑month period, and (ii) the product of (A) the weighted average of the issue price of equity securities issued in this offering and in future offerings and transactions, multiplied by the weighted average number of all shares of common stock outstanding on a fully-diluted basis (including any restricted stock units, any restricted shares of common stock and OP Units) in the previous 12‑month period, exclusive of equity securities issued prior to this offering, and (B) 7%, and (2) the sum of any incentive fee paid to the Manager with respect to the first three calendar quarters of such previous 12‑month period. For purposes of calculating the incentive fee during the first years after completion of this offering, adjusted funds from operations (“AFFO”) will be determined by annualizing the applicable period following completion of this offering. AFFO is calculated by removing the effect of items that do not reflect ongoing property operations. The Company further adjusts funds from operations (“FFO”) for certain items that are not added to net income in the National Association of Real Estate Investment Trusts’ (NAREIT) definition of FFO, such as acquisition expenses, equity based compensation expenses, and any other non-recurring or non-cash expenses, which are costs that do not relate to the operating performance of the Company’s properties, and subtract recurring capital expenditures (and, when calculating the incentive fee only, we further adjust FFO to include any realized gains or losses on real estate investments). No incentive fees were earned or paid during the year ended December 31, 2018 or 2017.

In addition, the Manager advanced funds totaling $239,940 to the Company during 2016 and 2017 and $1,083 during 2018 to fund syndication, legal and other costs. On January 8, 2018, the Company reimbursed the Manager for $4,997 and on January 30, 2018, the Company reimbursed the Manager for $196,483, representing partial repayment of the funds the Manager advanced on behalf of the Company for syndication, legal and other costs. On May 3, 2018 the Company reimbursed the Manager $39,543 for the remainder of the syndication, legal and other costs.

For the years ended December 31, 2018 and 2017, respectively, the Company paid the Manager the following amounts:

	For the year ended December 31,
	2018	2017
Asset management fees	$305,193	$83,881
Acquisition fees earned in 2017	275,560	510,000
Acquisition fees earned in 2018	252,451	—
Repayment of funds advanced	241,023	—
	$1,074,227	$593,881

Asset management fees are recorded on the Company’s consolidated statements of operations as either (i) retail center property operating expenses, (ii) hotel property operating expenses or (iii) legal, accounting and other professional fees, depending on the basis on which the asset management fee is determined. Acquisition fees are allocated and added to the fair value of the tangible assets acquired. Repayment of funds advanced are recorded as a reduction in outstanding accounts payable and accrued liabilities.

For the years ended December 31, 2018 and 2017, respectively, the Company received the following payments from the Manager:

	For the year ended December 31,
	2018	2017
Medalist Fund Manager, Inc. (a)	$18,606	$—

(a)	Repayment of overpaid asset management fees. These amounts were netted against asset management fees payable during the year ended December 31, 2018.

As of December 31, 2018 and 2017, respectively, the Company recorded as an accounts payable and accrued liabilities on its consolidated balance sheets the following amounts payable to the Manager:

	December 31,
	2018	2017
Funds advanced – syndication, legal and other costs	$—	$239,940
Asset management fees accrued	17,755	—
Acquisition fees accrued	—	275,560

Hampton Inn Property

The tenants in common owners of the Hampton Inn Property have entered into lease with the Hampton Inn TRS for the Hampton Inn Property. Under the lease, the TRS, under a hotel management agreement with Marshall Properties, operates the property and pays rent to the tenants in common owners. Base rent and percentage rent are payable under the lease, as follows:

	Period	Annual Rent	Percentage Rent
Years 1 – 3	2017 – 2020	$866,834	6% of Gross Revenue
Years 4 – 5	2020 - 2022	$946,834	10% of Gross Revenue

During the years ending December 31, 2018 the TRS paid $1,106,333 in rent to the tenants in common owners. During the years ending December 31, 2017 the TRS accrued $163,627 in rent payable to the tenants in common owners. All material balances and transactions between the two entities have been eliminated in the consolidated financial statements.

Other related parties

For the years ended December 31, 2018 and 2017, respectively, the Company made the following payments to other related parties:

	For the year ended December 31,
	2018	2017
Medalist Properties 8, LLC (a)	$43,623	$—
Shockoe Properties, Inc. (b)	86,077	35,062

Related party notes payable, short term, repayments
Principal and interest repaid to Medalist Fund I (c)	$264,600	$—
Principal and interest repaid to Medalist Fund II (c)	157,500	—
Principal and interest repaid to K&R Automotive (c)	105,000	—
Principal and interest repaid to Medalist Fund I-B (c)	52,500	—
Principal and interest repaid to Medalist Properties 8 (c)	125,538	—

(a)

In 2017, the Company acquired the Hampton Inn Property from an entity which was managed by the Manager and in which the Manager’s members had ownership interests. As part of the pro rations and reconciliations of rents and expenses from this transaction, the Company owed the selling entity $43,623, which was repaid to Medalist Properties 8, LLC, the seller of the Hampton Inn Property, on May 4, 2018.

(b)

The Company pays Shockoe Properties, LLC, a subsidiary of Dodson Properties, an entity in which one of the owners of the Manager holds a 6.32 percent interest, an annual property management fee of up to 3 percent of the monthly gross revenues of the Franklin Square Property and the Hanover Square Properties. These fees are paid in arrears on a monthly basis.

(c)

The Company entered into short term loans from various entities affiliated with the Manager to provide funds for the purchase of the Hampton Inn Property. These loans were repaid in January 2018 and are described under “Other Loans Payable”, above.

For the years ended December 31, 2018 and 2017, respectively, the Company received the following payments from other related parties:

	For the year ended December 31,
	2018	2017
Medalist Fund I, LLC (a)	$35,443	$—
Medalist Fund I, LLC (b)	37,468	—
Medalist Properties 8, LLC (c)	30,774	—

(a)

In 2017, the Company acquired the Franklin Square Property from an entity which was managed by the Manager and in which the Manager’s members had ownership interests. As part of the pro rations and reconciliations of rents and expenses from this transaction, the selling entity owed the Company $35,443, which was repaid by Medalist Fund I, LLC, the seller of the Franklin Square Property, on May 30, 2018.

(b)

On June 7, 2018, the Company received $37,468 from Medalist Fund I, LLC. This represented funds from a rollover of a member’s interest in Medalist Fund I, LLC to the Company’s Common Shares that was unpaid at the time of the closing of the issuance in January 2018.

(c)

In 2017, the Company acquired the Hampton Inn Property from an entity which was managed by the Manager and in which the Manager’s members had ownership interests. As part of the pro rations and reconciliations of expense from this transaction, the selling entity owed the Company $30,774, which was repaid by Medalist Properties 8, LLC, the seller of the Hampton Inn Property, on September 30, 2018.

As of December 31, 2018 and 2017, respectively, the Company owed the following amounts to related parties:

	December 31,
	2018	2017
Medalist Properties 8, LLC (a)	$—	$32,194

Loan payable to Medalist Fund I (b)	—	252,000
Loan payable to Medalist Fund II (b)	—	150,000
Loan payable to K&R Automotive (b)	—	100,000
Loan payable to Medalist Fund I-B (b)	—	50,000
Loan payable to Medalist Properties 8 (b)	—	125,538

(a)

In 2017, the Company acquired the Hampton Inn Property from an entity which was managed by the Manager and in which the Manager’s members had ownership interests. As part of the pro rations and reconciliations of rents and expenses from this transaction, the Company owed the selling entity $32,194 as of December 31, 2017. Additional amounts due to the selling entity were identified and recorded in 2018. On May 4, 2018, $43,623 was repaid to Medalist Properties 8, LLC, the seller of the Hampton Inn Property.

(b)	See “Other Loans Payable”

As of December 31, 2018 and 2017, respectively, other related parties owed the Company the following amounts:

	December 31,
	2018	2017
Medalist Fund I, LLC (a)	$—	$35,443
Medalist Fund I, LLC (b)	—	37,468

(a)

In 2017, the Company acquired the Franklin Square Property from an entity which was managed by the Manager and in which the Manager’s members had ownership interests. As part of the pro rations and reconciliations of rents and expenses from this transaction, the selling entity owed the Company $35,443, which was repaid by Medalist Fund I, LLC, the seller of the Franklin Square Property, on May 30, 2018.

(b)

On June 7, 2018, the Company received $37,468 from Medalist Fund I, LLC. This represented funds from a rollover of a member’s interest in Medalist Fund I, LLC to the Company’s Common Shares that was unpaid at the time of the closing of the issuance in January 2018